Schedule of sales to major customers (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Sales	$ 4,262	$ 1,675
Customer A [Member]
IfrsStatementLineItems [Line Items]
Sales	2,413	478
Customer B [Member]
IfrsStatementLineItems [Line Items]
Sales	228	183
Customer [Member]
IfrsStatementLineItems [Line Items]
Sales	$ 2,641	$ 661